Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year (1)	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs(2)	Total Shareholder Return(3)	Net Loss (in thousands)
2025	$2,940,975	$1,318,782	$1,559,294	$846,679	$32.37	$(104,994)
2024	4,633,005	905,032	2,289,149	1,138,076	61.02	(105,316)
2023	3,790,099	4,335,040	1,604,322	1,956,302	95.76	(132,493)

Named Executive Officers, Footnote	The PEO for each of the periods presented is Mr. Hirsch. The Non-PEO NEOs were Ms Adams and Dr. Reyno for 2025, Dr. Mahaney and Dr. Reyno for 2024, and Dr. Reyno and Stewart Fisher, Ph.D., our then-Chief Scientific Officer, for 2023. The proxy statement for the 2025 Annual Meeting of Stockholders (the “2025 Proxy Statement”) inadvertently included Ms. Adams instead of Dr. Mahaney as a Non-PEO NEO for 2024 due to a clerical error in the preparation of the 2025 Proxy Statement. Upon further analysis, we have confirmed that this error impacted only the preparation of the 2025 Proxy Statement, and the Non-PEO NEOs identified therein, and there was no impact otherwise to the internal or external reporting of executive compensation or the analyses we or our OLCC have conducted. The amounts in the Pay Versus Performance tables, footnotes and disclosure have been corrected to include the compensation payable to Dr. Mahaney.
PEO Total Compensation Amount	$ 2,940,975	$ 4,633,005	$ 3,790,099
PEO Actually Paid Compensation Amount	$ 1,318,782	905,032	4,335,040
Adjustment To PEO Compensation, Footnote	These amounts are computed in accordance with Item 402(v) of Regulation S-K by deducting and adding the following amounts from the “Total” column of the SCT (pursuant to SEC rules, fair value at each measurement date is computed in a manner consistent with the fair value methodology used to account for share-based payments in our financial statements under GAAP). Prior year numbers have been adjusted for negligible differences that existed due to minor clerical errors:

	2025		2024		2023
	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Total Compensation from Summary Compensation Table	$2,940,975	$1,559,294	$4,633,005	$2,289,149	$3,790,099	$1,604,322

Adjustments for Equity Awards
Adjustments for grant date fair values of equity awards granted in the current year	(1,558,737)	(607,278)	(3,551,880)	(1,711,722)	(2,804,021)	(891,745)
Year-end fair value of unvested equity awards granted in the current year	785,237	305,940	1,208,104	779,525	4,110,779	1,369,869
Year-over-year difference of year-end fair values for unvested equity awards granted in prior years	(638,655)	(328,787)	(1,732,748)	(234,977)	(198,377)	(34,029)
Fair values at vest date for equity awards granted and vested in current year	98,354	38,308	308,683	54,806	106,718	17,814
Difference in fair values between prior year-end fair values and vest date fair values for equity awards granted in prior years	(308,392)	(120,798)	39,868	(38,705)	(670,158)	(109,929)
Total Adjustments for Equity Awards	(1,622,193)	(712,615)	(3,727,973)	(1,151,073)	544,941	351,980

Compensation Actually Paid (as calculated)	$1,318,782	$846,679	$905,032	$1,138,076	$4,335,040	$1,956,302

Non-PEO NEO Average Total Compensation Amount	$ 1,559,294	2,289,149	1,604,322
Non-PEO NEO Average Compensation Actually Paid Amount	$ 846,679	1,138,076	1,956,302
Adjustment to Non-PEO NEO Compensation Footnote	These amounts are computed in accordance with Item 402(v) of Regulation S-K by deducting and adding the following amounts from the “Total” column of the SCT (pursuant to SEC rules, fair value at each measurement date is computed in a manner consistent with the fair value methodology used to account for share-based payments in our financial statements under GAAP). Prior year numbers have been adjusted for negligible differences that existed due to minor clerical errors:

	2025		2024		2023
	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Total Compensation from Summary Compensation Table	$2,940,975	$1,559,294	$4,633,005	$2,289,149	$3,790,099	$1,604,322

Adjustments for Equity Awards
Adjustments for grant date fair values of equity awards granted in the current year	(1,558,737)	(607,278)	(3,551,880)	(1,711,722)	(2,804,021)	(891,745)
Year-end fair value of unvested equity awards granted in the current year	785,237	305,940	1,208,104	779,525	4,110,779	1,369,869
Year-over-year difference of year-end fair values for unvested equity awards granted in prior years	(638,655)	(328,787)	(1,732,748)	(234,977)	(198,377)	(34,029)
Fair values at vest date for equity awards granted and vested in current year	98,354	38,308	308,683	54,806	106,718	17,814
Difference in fair values between prior year-end fair values and vest date fair values for equity awards granted in prior years	(308,392)	(120,798)	39,868	(38,705)	(670,158)	(109,929)
Total Adjustments for Equity Awards	(1,622,193)	(712,615)	(3,727,973)	(1,151,073)	544,941	351,980

Compensation Actually Paid (as calculated)	$1,318,782	$846,679	$905,032	$1,138,076	$4,335,040	$1,956,302

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Vs Peer Group
Total Shareholder Return Amount	$ 32.37	61.02	95.76
Net Income (Loss)	$ (104,994,000)	(105,316,000)	(132,493,000)
PEO Name	Mr. Hirsch
Additional 402(v) Disclosure
The following table sets forth information regarding “compensation actually paid” to our principal executive officer, or PEO, Mr. Hirsch, and to our non-PEO NEOs for each applicable year. The identity of our NEOs other than Mr. Hirsch may vary year-over-year and the identity of which NEOs are included in this table is determined based on those executive officers who were NEOs for the years presented. Compensation actually paid to Mr. Hirsch and our other NEOs is impacted by the fair value of their equity incentive awards, which is calculated in accordance with the provisions of FASB ASC Topic 718, Compensation—Stock Compensation. See Note 2 to our audited consolidated financial statements appearing in our 2025 Annual Report for a summary of the assumptions underlying the valuation of equity awards.
	Shareholder return provides the value of common stock as of December 31, 2025, December 31, 2024, and December 31, 2023 assuming $100 was invested in our common stock after the market closed on December 31, 2022.
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,622,193)	(3,727,973)	544,941
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,558,737)	(3,551,880)	(2,804,021)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	785,237	1,208,104	4,110,779
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(638,655)	(1,732,748)	(198,377)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	98,354	308,683	106,718
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(308,392)	39,868	(670,158)
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(712,615)	(1,151,073)	351,980
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(607,278)	(1,711,722)	(891,745)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	305,940	779,525	1,369,869
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(328,787)	(234,977)	(34,029)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	38,308	54,806	17,814
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (120,798)	$ (38,705)	$ (109,929)